Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	$ 14,401,224
Additions	181,071
Ending Balance	67,851,461	$ 14,401,224
Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	17,036,189	13,988,520
Additions		3,047,669
Ending Balance	164,021,651	17,036,189
Additions through a business acquisition (note 4)	137,199,780
Effect of movements in exchange rates	9,604,611
Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	2,634,965	1,930,260
Amortization	5,000,910	704,705
Ending Balance	96,170,190	2,634,965
Effect of movements in exchange rates	2,986,049
Impairment loss	85,548,266
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	6,750,626
Ending Balance	42,333,174	6,750,626
Goodwill | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	6,750,626	6,750,626
Ending Balance	130,676,143	6,750,626
Additions through a business acquisition (note 4)	115,817,746
Effect of movements in exchange rates	8,107,771
Goodwill | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending Balance	88,342,969
Effect of movements in exchange rates	2,794,703
Impairment loss	85,548,266
Non compete agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	400,000	400,000
Ending Balance	400,000	400,000
Non compete agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	400,000	297,111
Amortization		102,889
Ending Balance	400,000	400,000
Customer relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	2,769,229
Ending Balance	11,520,149	2,769,229
Customer relationships | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	4,100,000	4,100,000
Ending Balance	13,915,276	4,100,000
Additions through a business acquisition (note 4)	9,173,116
Effect of movements in exchange rates	642,160
Customer relationships | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	1,330,771	920,767
Amortization	1,030,433	410,004
Ending Balance	2,395,127	1,330,771
Effect of movements in exchange rates	33,923
Patents | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	360,820	360,820
Ending Balance	360,820	360,820
Patents | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	360,820	360,820
Ending Balance	360,820	360,820
Farmer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending Balance	10,160,576
Farmer Relationships | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending Balance	13,063,598
Additions through a business acquisition (note 4)	12,208,918
Effect of movements in exchange rates	854,680
Farmer Relationships | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization	2,745,599
Ending Balance	2,903,022
Effect of movements in exchange rates	157,423
License agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	4,518,365
Additions	61,455
Ending Balance	3,434,139	4,518,365
License agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	5,051,643	2,305,803
Additions		2,745,840
Ending Balance	5,113,098	5,051,643
License agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	533,278	351,562
Amortization	1,145,681	181,716
Ending Balance	1,678,959	533,278
Website and trademarks
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions	119,616
Ending Balance	115,038
Website and trademarks | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending Balance	119,616
Website and trademarks | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization	4,578
Ending Balance	4,578
Computer software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	363,004
Ending Balance	288,385	363,004
Computer software | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	373,100	71,271
Additions		301,829
Ending Balance	373,100	373,100
Computer software | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	10,096
Amortization	74,619	10,096
Ending Balance	$ 84,715	$ 10,096